Information about Consolidated VIEs (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Variable Interest Entity [Line Items]
Total assets	¥ 1,400,457	[1]	¥ 1,652,917	[1]
Total Liabilities	845,268	[1]	1,106,185	[1]
Assets which are pledged as collateral	1,124,911	[2]	1,468,528	[2]
Commitments	0	[3]	5,702	[3]
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets	6,191	[1]	5,094	[1]
Total Liabilities	3,880	[1]	3,719	[1]
Assets which are pledged as collateral	6,191	[2]	5,094	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets	20,081	[1]	49,781	[1]
Total Liabilities	2,112	[1]	28,848	[1]
Assets which are pledged as collateral	0	[2]	35,486	[2]
Commitments	0	[3]	0	[3]
Acquisition Of Real Estate For The Company And Its Subsidiaries Real Estate Related Business
Variable Interest Entity [Line Items]
Total assets	334,179	[1]	341,421	[1]
Total Liabilities	96,758	[1]	124,227	[1]
Assets which are pledged as collateral	197,143	[2]	245,994	[2]
Commitments	0	[3]	0	[3]
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets	10,205	[1]	14,302	[1]
Total Liabilities	192	[1]	205	[1]
Assets which are pledged as collateral	0	[2]	0	[2]
Commitments	0	[3]	0	[3]
Investment in securities
Variable Interest Entity [Line Items]
Total assets	34,091	[1]	61,713	[1]
Total Liabilities	8,075	[1]	7,050	[1]
Assets which are pledged as collateral	19,133	[2]	18,365	[2]
Commitments	0	[3]	15	[3]
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets	467,348	[1]	465,376	[1]
Total Liabilities	250,374	[1]	303,784	[1]
Assets which are pledged as collateral	391,664	[2]	465,376	[2]
Commitments	0	[3]	0	[3]
Securitization Of Commercial Mortgage Loans Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets	425,017	[1]	569,272	[1]
Total Liabilities	434,273	[1]	575,712	[1]
Assets which are pledged as collateral	425,017	[2]	569,263	[2]
Commitments	0	[3]	0	[3]
Other
Variable Interest Entity [Line Items]
Total assets	103,345	[1]	145,958	[1]
Total Liabilities	49,604	[1]	62,640	[1]
Assets which are pledged as collateral	85,763	[2]	128,950	[2]
Commitments	¥ 0	[3]	¥ 5,687	[3]

[1]	The assets of most VIEs are used only to repay the liabilities of the VIEs, and the creditors of the liabilities of the VIEs have no recourse to other assets of the Company and its subsidiaries.
[2]	The assets are pledged as collateral by VIE for financing of the VIE.
[3]	This item represents remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.